Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (QQQY)

listed on The Nasdaq Stock Market, LLC

Defiance S&P 500 Enhanced Options & 0DTE Income ETF (WDTE)

Defiance R2000 Enhanced Options & 0DTE Income ETF (IWMY)

listed on NYSE Arca, Inc.

(each, a “Fund,” together, the “Funds”)

June 25, 2025

Supplement to the Summary Prospectuses, Prospectus

and Statement of Additional Information (“SAI”),

each dated December 30, 2024

This supplement supersedes the supplement filed May 21, 2025, which provided notification of a change in each Fund’s investment objective, principal investment strategies and name. Per the May 21, 2025 supplement, these changes were intended to take effect on or about June 26, 2025. These changes have been delayed until on or about July 26, 2025. Refer to the disclosure below for a summary of these changes.

Important Notice Regarding Change in Investment Objective

The purpose of this supplement is to provide notice of a change in each Fund’s investment objective. On or about July 26, 2025, each Fund’s investment objective will change as follows:

Fund	Current Investment Objective	New Investment Objective
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”) subject to a limit on potential investment gains.

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”) ~~subject to a limit on potential investment gains~~.

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index (the “Index”) subject to a limit on potential investment gains.

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index (the “Index”) ~~subject to a limit on potential investment gains~~.

Defiance R2000 Enhanced Options & 0DTE Income ETF

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”) subject to a limit on potential investment gains.

The Fund’s primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”) ~~subject to a limit on potential investment gains~~.

Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

The change in each Fund’s investment objective is related to corresponding changes to each Fund’s principal investment strategies, which will take effect at the same time. Under each Fund’s new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index. This represents a shift from each Fund’s current strategy, which generates income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Also effective on or about July 26, 2025, each Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies:

Current Name	New Name
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	Defiance Nasdaq 100 Target 30 Income ETF
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	Defiance S&P 500 Target 30 Income ETF
Defiance R2000 Enhanced Options & 0DTE Income ETF	Defiance R2000 Target 30 Income ETF

Please retain this Supplement for future reference.

2